CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical)	Dec. 31, 2022 ₪ / shares shares	Dec. 31, 2021 ₪ / shares shares
Preferred stock, shares authorized	12,500,000
Preferred stock, shares outstanding	7,576,999
Common stock, shares authorized	500,000,000
Common stock, shares issued	437,735,093
Common stock, shares outstanding	437,735,093
Dror Ortho Design Ltd [Member]
Common stock, par value (in dollars per share) | ₪ / shares	₪ 0.01	₪ 0.01
Common stock, shares authorized	1,476,321	1,476,321
Common stock, shares issued	124,156	124,156
Common stock, shares outstanding	124,156	124,156
Dror Ortho Design Ltd [Member] | Series A-1 Preferred Stock [Member]
Preferred stock, par value (in dollars per share) | ₪ / shares	₪ 0.01	₪ 0.01
Preferred stock, shares authorized	75,000	75,000
Preferred stock, shares issued	52,632	52,632
Preferred stock, shares outstanding	52,632	52,632
Dror Ortho Design Ltd [Member] | Series A-2 Preferred Stock [Member]
Preferred stock, par value (in dollars per share) | ₪ / shares	₪ 0.01	₪ 0.01
Preferred stock, shares authorized	25,000	25,000
Preferred stock, shares issued	14,921	14,921
Preferred stock, shares outstanding	14,921	14,921
Dror Ortho Design Ltd [Member] | Series A-3 Preferred Stock [Member]
Preferred stock, par value (in dollars per share) | ₪ / shares	₪ 0.01	₪ 0.01
Preferred stock, shares authorized	25,000	25,000
Preferred stock, shares issued	20,435	20,435
Preferred stock, shares outstanding	20,435	20,435
Dror Ortho Design Ltd [Member] | Series A-4 Preferred Stock [Member]
Preferred stock, par value (in dollars per share) | ₪ / shares	₪ 0.01	₪ 0.01
Preferred stock, shares authorized	298,679	298,679
Preferred stock, shares issued	35,072	35,072
Preferred stock, shares outstanding	35,072	35,072
Dror Ortho Design Ltd [Member] | Series A-5 Preferred Stock [Member]
Preferred stock, par value (in dollars per share) | ₪ / shares	₪ 0.01	₪ 0.01
Preferred stock, shares authorized	150,000	150,000
Preferred stock, shares issued	77,873	77,873
Preferred stock, shares outstanding	77,873	77,873